Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Tables)	12 Months Ended
Dec. 31, 2010
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
	(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
		2010	2009	2008
		$	$	$
	Mandatory convertible bonds underwriting and professional fees	26	-	-
	Loss on disposal of land, equipment and assets, mineral rights and exploration properties(1)	19	13	2
	Indirect tax expenses and legal claims(2)	17	29	(18)
	Impairment of other receivables	9	7	-
	Loss on sale of Tau Lekoa Gold mine(3)	7	-	-
	Impairment of investments(4)	2	12	6
	Mining contractor termination costs	1	-	1
	Profit on disposal of investments(5)	(52)	-	-
	Net insurance claim recovery(6)	(19)	(7)	-
	Royalties received(7)	(8)	-	-
	(Recovery)/loss on consignment inventory	(5)	12	-
	Profit on disposal of joint venture interest in Boddington Gold mine in Australia(8)	-	(56)	-
	Profit on disposal of certain exploration interests in Colombia to B2Gold Corporation	-	-	(33)
	Certain royalty and production related payment interests in the United States of America sold to Royal Gold Inc.	-	-	(14)
	Deferred income on sale of La Rescatada exploration interest recognized in Peru	-	-	(8)
	Recovery of exploration costs previously expensed in South Africa and Peru	-	-	(4)
	Contributions by other members to Nufcor Uranium Trust situated in South Africa	-	-	(3)
	Profit on disposal of the Company’s equity interest held in Nufcor International Limited	-	-	(2)
	Costs relating to the issue of rights granted to E ordinary shareholders	-	-	9
		(3)	10	(64)

(1)	Refers to the disposal and derecognition of land, equipment and assets, mineral rights and exploration properties in South Africa, Continental Africa and the Americas.

(2)	Indirect taxes and legal claims are in respect of:
	South Africa	1
	Tanzania	6	25	(15)
	Guinea	10	7	(3)
	Brazil		(3)

(3)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010. Refer to Note 17.

(4)	Impairment of investments include the following (refer to Note 16):
	Corvus Gold Incorporated (United States of America)	2
	B2Gold Corporation shares (Colombia)		12
	Red 5 Limited shares (Australia)			4
	Dynasty Gold Corporation shares (China)			2

(5)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)	(45)
	Red 5 Limited (Australia)	(7)

(6)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company has recovered $46 million to date from its insurers. Amounts received included:
	Business interruption recoveries	(19)	(11)
	Reimbursement of costs (included in Production costs)	(16)

(7)	Royalties received are mainly from Newmont Mining Corporation in connection with the 2009 sale of the joint venture interest in Boddington Gold mine and Simmers & Jack Mines Limited in connection with the 2010 sale of Tau Lekoa Gold mine.

(8)	Included $31 million foreign exchange transaction loss.